Organization, Operations and Basis of Presentation (Details Textual) (USD $)							1 Months Ended			1 Months Ended
	Jun. 30, 2014	May 07, 2014	Dec. 31, 2013	Nov. 11, 2013	Dec. 31, 2012	Jun. 30, 2014 CSL Ordinary Shares [Member]	Jun. 30, 2014 Researcher Company Warrants [Member]	Jun. 30, 2014 CSL Warrants [Member]	Jun. 30, 2014 Company Warrants [Member]	Jun. 30, 2014 Share Exchange Agreement [Member]	Jun. 27, 2014 Consultants [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common Stock, Shares Authorized	200,000,000	75,000,000	200,000,000		50,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001		$ 0.01		$ 0.001			$ 0.001
Excess Stock, Shares Authorized		200,000,000
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Warrants Exercisable Term							7 years	5 years			5 years
Warrants To Purchase Common Stock							2,043,835	4,859,324			2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.75			$ 0.001				$ 0.75	$ 0.75		$ 0.75
Shares, Outstanding						23,245,923				18,245,923
Equity Method Investment, Ownership Percentage						78.50%				100.00%
Conversion of Stock, Shares Issued										18,245,923
Class Of Warrant Or Right To Purchase Common Stock Percentage	77.50%
Share price (in dollars per share)							$ 0.001
Warrants and Rights Outstanding	$ 6,903,159